Expense Example - John Hancock Hedged Equity ETF - None or SAME	Mar. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 227